WILMINGTON
                                                                           FUNDS

                                                                    MONEY MARKET
                                                                      PORTFOLIOS

                                                                     SEMI-ANNUAL
                                                               DECEMBER 31, 1999

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
  PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

     Over the last six months the U.S. economy has experienced a rapid increase in energy prices and three interest rate increases yet has still managed to post strong overall growth and modest inflation levels. At the wholesale level oil prices have more than doubled since January 1999 and, as a result, consumer prices for gasoline, fuel oil, etc., have risen dramatically. Twenty years ago, this rate of increase was partially responsible for a recession. More recently, gas price increases are mere irritants. This is because of the muted position of the energy sector within overall economic activity in the United States. In 1980 the energy sector comprised 8.5% of total economic activity. Today that ratio is 3%. Certainly, the energy price advance will have a near term impact on inflation. But, it is not likely to be severe and should dissipate as 2000 progresses.

     In response to a rise in inflation, however modest, and an ongoing strong economic growth rate, the Federal Reserve (the "Fed") has engineered three interest rate increases since the end of June. Their stated concern is that the strong economy will interact with a tight labor market and thereby cause an increase in wages and ultimately consumer prices, i.e., inflation. As of yet there is little evidence of this inflationary spike. Compensation increases for the twelve months ended in September averaged 4.6% compared with 5.6% one year earlier. Moreover worker productivity is growing at a 3% pace. As a result, unit labor costs (the cost of labor associated with the production of goods and services) are growing at a very modest pace, 1.5%. With this modest inflation level it is easy to misunderstand the Fed's actions. The Fed is doing just what it should be doing. It wants to be certain that inflation does not gain a foothold in the U.S., which would cause much greater pain in the future.

     Our expectations for next year are for more of the same for the U.S. economy. Due to ongoing strength in consumer and business spending, and renewed strength in our foreign sector, economic growth should average 3% to 3.5% next year. Inflation rates could rise modestly early next year as a result of energy prices but continued positive forces in worker productivity and worldwide competition should keep inflation in the 2% to 2.5% range. Interest rates will continue to be buffeted by both of these forces and will probably rise into early 2000. But, as economic activity settles in at a more subdued 3% to 3.5% pace, and as inflation remains under control, the Fed should move to the sidelines. Thus, an early 2000 interest rate hike is likely but we believe that none will be necessary thereafter in 2000. Long-term interest rates have largely anticipated the next interest rate hike and should not rise further. It is our expectation that long-term interest rates will end 2000 at lower levels than currently.

     We invite your comments and questions and thank you for your investments in the Wilmington Money Market Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                             Sincerely,

                                             /S/ ROBERT J. CHRISTIAN

                                             Robert J. Christian
February 23, 2000                            President

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                                                          PRIME           U.S.
                                                                      MONEY MARKET     GOVERNMENT     TAX-EXEMPT
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                     --------------   ------------   ------------
ASSETS:
Investment in Series, at value ....................................  $1,961,902,278   $661,520,541   $476,433,648
Other assets ......................................................              --         61,736             --
                                                                     --------------   ------------   ------------
Total assets . ....................................................   1,961,902,278    661,582,277    476,433,648
                                                                     --------------   ------------   ------------
LIABILITIES:
Dividend payable ..................................................       9,018,481      2,824,649      1,223,268
Other accrued expenses ............................................           2,874          3,907            710
                                                                     --------------   ------------   ------------
Total liabilities .................................................       9,021,355      2,828,556      1,223,978
                                                                     --------------   ------------   ------------
NET ASSETS. .......................................................  $1,952,880,923   $658,753,721   $475,209,670
                                                                     ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital ...................................................  $1,952,904,435   $658,751,116   $475,211,330
Accumulated net realized gain (loss) on investments ...............         (23,512)         2,605         (1,660)
                                                                     --------------   ------------   ------------
NET ASSETS. .......................................................  $1,952,880,923   $658,753,721   $475,209,670
                                                                     ==============   ============   ============
Shares of beneficial interest outstanding .........................   1,952,904,435    658,751,116    475,218,013
                                                                     ==============   ============   ============
NET ASSET VALUE, offering and redemption price per share ..........           $1.00          $1.00          $1.00
                                                                              =====          =====          =====

    The accompanying notes are an integral part of the financial statements.
                                        2

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

                                                                          PRIME           U.S.
                                                                       MONEY MARKET    GOVERNMENT   TAX-EXEMPT
                                                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                       ------------   -----------   ----------
INVESTMENT INCOME:
   Investment income from Series ..................................     $18,576,602   $ 6,073,080   $2,662,600
   Expenses from Series ...........................................      (1,491,872)     (549,029)    (351,383)
                                                                        -----------   -----------   ----------
      Net investment income from Series ...........................      17,084,730     5,524,051    2,311,217
   Interest income ................................................      32,763,518    10,886,971    4,790,303
                                                                        -----------   -----------   ----------
      Total investment income .....................................      49,848,248    16,411,022    7,101,520
                                                                        -----------   -----------   ----------
EXPENSES:
   Advisory fees ..................................................       2,717,284       984,555      676,934
   Accounting fees ................................................         134,139        51,978       38,887
   Transfer agent fees ............................................           3,946         1,347          865
   Trustees' fees .................................................           6,187         5,003        4,739
   Distribution fees ..............................................         190,096        25,250       27,549
   Registration fees ..............................................          17,066         3,930        4,353
   Professional fees ..............................................          65,950        26,901       33,239
   Other ..........................................................          53,190        22,613       13,379
                                                                        -----------   -----------   ----------
      Total expenses ..............................................       3,187,858     1,121,577      799,945
                                                                        -----------   -----------   ----------
   Net investment income ..........................................      46,660,390    15,289,445    6,301,575
                                                                        -----------   -----------   ----------
NET REALIZED GAIN ON INVESTMENTS ..................................           2,711            --           --
                                                                        -----------   -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............     $46,663,101   $15,289,445   $6,301,575
                                                                        ===========   ===========   ==========

    The accompanying notes are an integral part of the financial statements.
                                        3

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31,1999
(Unaudited)

                                                                         PRIME             U.S.
                                                                      MONEY MARKET      GOVERNMENT       TAX-EXEMPT
                                                                       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                    ---------------   ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .......................................... $    46,660,390   $    15,289,445   $   6,301,575
   Net realized gain on investments ...............................           2,711                --              --
                                                                    ---------------   ---------------   -------------
   Net increase in net assets resulting
      from operations .............................................      46,663,101        15,289,445       6,301,575
                                                                    ---------------   ---------------   -------------
Distributions to shareholders from
   net investment income ..........................................     (46,660,390)      (15,289,445)     (6,301,575)
                                                                    ---------------   ---------------   -------------
Portfolio share transactions (a):
   Proceeds from shares sold ......................................   2,031,410,570     1,134,690,268     672,643,937
   Cost of shares issued on reinvestment of
      distributions ...............................................       3,810,869           481,993         152,766
   Cost of shares redeemed ........................................  (1,733,517,557)   (1,024,251,905)   (649,096,427)
                                                                    ---------------   ---------------   -------------
Net increase in net assets from
   share transactions .............................................     301,703,882       110,920,356      23,700,276
                                                                    ---------------   ---------------   -------------
Total increase in net assets ......................................     301,706,593       110,920,356      23,700,276

NET ASSETS:
   Beginning of period ............................................   1,651,174,330       547,833,365     451,509,394
                                                                    ---------------   ---------------  -------------
   End of period .................................................. $ 1,952,880,923   $   658,753,721   $ 475,209,670
                                                                    ===============   ===============   =============
(A) TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ....................................................   2,031,410,570     1,134,690,268     672,643,937
   Shares issued on reinvestment
      of distributions ............................................       3,810,869           481,993         152,766
   Shares redeemed ................................................  (1,733,517,557)   (1,024,251,905)   (649,096,427)
                                                                    ---------------   ---------------   -------------
   Net increase in shares .........................................     301,703,882       110,920,356      23,700,276
   Shares outstanding -- Beginning balance ........................   1,651,200,553       547,830,760     451,517,737
                                                                    ---------------   ---------------   -------------
   Shares outstanding -- Ending balance ...........................   1,952,904,435       658,751,116     475,218,013
                                                                    ===============   ===============   =============

    The accompanying notes are an integral part of the financial statements.
                                        4

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Period  October 1, 1998 through June 30, 1999

                                                                           PRIME                   U.S.
                                                                        MONEY MARKET            GOVERNMENT              TAX-EXEMPT
                                                                         PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                                      ---------------         ---------------         -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................        $    59,725,206         $    22,100,644         $   8,736,428
   Net realized gain on investment transactions ..............                  3,764                      96                    --
                                                                      ---------------         ---------------         -------------
   Net increase in net assets resulting
      from operations ........................................             59,728,970              22,100,740             8,736,428
                                                                      ---------------         ---------------         -------------
Distributions to shareholders from
   net investment income .....................................            (59,725,206)            (22,100,644)           (8,736,428)
                                                                      ---------------         ---------------         -------------
Portfolio share transactions (a):
   Proceeds from shares sold .................................          2,757,629,501           1,343,764,140           563,511,685
   Cost of shares issued on reinvestment of
      distributions ..........................................              5,092,645                 328,356               205,820
   Cost of shares redeemed ...................................         (2,814,285,554)         (1,598,412,063)         (504,817,749)
                                                                      ---------------         ---------------         -------------
Net increase (decrease) in net assets from
   share transactions ........................................            (51,563,408)           (254,319,567)           58,899,756
                                                                      ---------------         ---------------         -------------
Total increase (decrease) in net assets ......................            (51,559,644)           (254,319,471)           58,899,756

NET ASSETS:
   Beginning of period .......................................          1,702,733,974             802,152,836           392,609,638
                                                                      ---------------         ---------------         -------------
   End of period .............................................        $ 1,651,174,330         $   547,833,365         $ 451,509,394
                                                                      ===============         ===============         =============
(A) TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ...............................................          2,757,629,501           1,343,764,140           563,511,685
   Shares issued on reinvestment
      of distributions .......................................              5,092,645                 328,356               205,820
   Shares redeemed ...........................................         (2,814,285,554)         (1,598,412,063)         (504,817,749)
                                                                      ---------------         ---------------         -------------
   Net increase (decrease) in shares .........................            (51,563,408)           (254,319,567)           58,899,756
   Shares outstanding -- Beginning balance ...................          1,702,763,961             802,150,327           392,617,981
                                                                      ---------------         ---------------         -------------
   Shares outstanding -- Ending balance ......................          1,651,200,553             547,830,760           451,517,737
                                                                      ===============         ===============         =============

    The accompanying notes are an integral part of the financial statements.
                                        5

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                       FOR THE
                                      SIX MONTHS       FOR THE
                                         ENDED          PERIOD
                                     DECEMBER 31,   OCTOBER 1, 1998       FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                         1999           THROUGH        ----------------------------------------------
                                     (UNAUDITED)1    JUNE 30, 1999        1998         1997        1996        1995
                                     -------------  ---------------    ----------   ----------   --------    --------
PRIME MONEY MARKET PORTFOLIO

NET ASSET VALUE --
   BEGINNING OF PERIOD ............         $1.00           $1.00           $1.00        $1.00      $1.00       $1.00
                                       ----------      ----------      ----------   ----------   --------    --------
INVESTMENT OPERATIONS:
   Net investment income ..........          0.02            0.04            0.05         0.05       0.05        0.05
                                       ----------      ----------      ----------   ----------   --------    --------
DISTRIBUTIONS:
   From net investment
      income ......................         (0.02)          (0.04)          (0.05)       (0.05)     (0.05)      (0.05)
                                       ----------      ----------      ----------   ----------   --------    --------
NET ASSET VALUE --
   END OF PERIOD ..................         $1.00           $1.00           $1.00        $1.00      $1.00       $1.00
                                       ==========      ==========      ==========   ==========   ========    ========
TOTAL RETURN ......................         2.50%**         3.51%**         5.26%        5.17%      5.17%       5.50%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses .......................         0.50%*          0.52%*          0.53%        0.54%      0.53%       0.54%
   Net investment income ..........         4.94%*          4.61%*          5.13%        5.06%      5.03%       5.37%
Net assets at end
   of period (000) ................    $1,952,881      $1,651,174      $1,702,734   $1,191,271   $980,856    $751,125

*  Annualized.
** Not annualized.
1 The expense and net investment income ratios include expenses allocated from the Series. See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.
                                        6

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                       FOR THE
                                      SIX MONTHS       FOR THE
                                         ENDED          PERIOD
                                     DECEMBER 31,   OCTOBER 1, 1998       FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                         1999           THROUGH        ----------------------------------------------
                                     (UNAUDITED)1    JUNE 30, 1999        1998         1997        1996        1995
                                     -------------  ---------------    ----------   ----------   --------    --------
U.S. GOVERNMENT PORTFOLIO

NET ASSET VALUE --
   BEGINNING OF PERIOD ............        $1.00           $1.00           $1.00        $1.00       $1.00       $1.00
                                       ---------        --------        --------     --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income ..........         0.02            0.03            0.05         0.05        0.05        0.05
                                       ---------        --------        --------     --------    --------    --------
DISTRIBUTIONS:
   From net investment
      income ......................        (0.02)          (0.03)          (0.05)       (0.05)      (0.05)      (0.05)
                                       ---------        --------        --------     --------    --------    --------
NET ASSET VALUE --
   END OF PERIOD ..................        $1.00           $1.00           $1.00        $1.00       $1.00       $1.00
                                       =========        ========        ========     ========    ========    ========
TOTAL RETURN ......................        2.43%**         3.42%**         5.19%        5.07%       5.08%       5.37%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses .......................        0.52%*          0.54%*          0.54%        0.55%       0.55%       0.55%
   Net investment income ..........        4.77%*          4.51%*          5.06%        4.96%       4.97%       5.25%
Net assets at end
   of period (000) ................     $658,754        $547,833        $802,153     $378,475    $341,426    $306,096

*  Annualized.
** Not annualized.
1 The expense and net investment income ratios include expenses allocated from the Series. See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.
                                        7

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                       FOR THE
                                      SIX MONTHS       FOR THE
                                         ENDED          PERIOD
                                     DECEMBER 31,   OCTOBER 1, 1998       FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                         1999           THROUGH        ----------------------------------------------
                                     (UNAUDITED)1    JUNE 30, 1999        1998         1997        1996        1995
                                     -------------  ---------------    ----------   ----------   --------    --------
TAX-EXEMPT PORTFOLIO

NET ASSET VALUE --
   BEGINNING OF PERIOD ............        $1.00           $1.00           $1.00        $1.00       $1.00       $1.00
                                       ---------        --------        --------     --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income ..........         0.01            0.03            0.03         0.03        0.03        0.03
                                       ---------        --------        --------     --------    --------    --------
DISTRIBUTIONS:
   From net investment
      income ......................        (0.01)          (0.03)          (0.03)       (0.03)      (0.03)      (0.03)
                                       ---------        --------        --------     --------    --------    --------
NET ASSET VALUE --
   END OF PERIOD ..................        $1.00           $1.00           $1.00        $1.00       $1.00       $1.00
                                       =========        ========        ========     ========    ========    ========
TOTAL RETURN ......................        1.49%**         1.96%**         3.11%        3.09%       3.11%       3.36%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses .......................        0.54%*          0.55%*          0.55%        0.57%       0.56%       0.54%
   Net investment income ..........        2.94%*          2.58%*          3.05%        3.05%       3.08%       3.29%
Net assets at end
   of period (000) ................     $475,210        $451,509        $392,610     $280,864    $237,185    $318,213

*  Annualized.
** Not annualized.
1 The expense and net investment income ratios include expenses allocated from the Series. See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.
                                        8

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in the corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

   Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 1999, Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $37,000, $6,000 and $2,000, respectively, which will expire as follows:

                                                   CAPITAL LOSS    EXPIRATION
                                                   CARRYFORWARD       DATE
                                                   ---------------------------
   Wilmington Prime Money Market Portfolio            $21,000      06/30/2002
   Wilmington Prime Money Market Portfolio             15,000      06/30/2005
   Wilmington Prime Money Market Portfolio              1,000      06/30/2006
   Wilmington U.S. Government Portfolio                 6,000      06/30/2003
   Wilmington Tax-Exempt Portfolio                      2,000      06/30/2002


    The accompanying notes are an integral part of the financial statements.
                                        9

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record their share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the six-month period ended December 31, 1999, contributions to and withdrawals from the Series were as follows:

                              Prime               U.S.
                           Money Market        Government          Tax-Exempt
                          --------------     -------------       -------------
   Contributions          $2,457,652,524     $ 971,681,197       $ 640,027,389
   Withdrawals              (512,836,687)     (315,683,707)       (165,903,958)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment advisor to the Series is Rodney Square Management Corporation ("RSMC"). Advisery fees charged to the Series are discussed in the notes to the Series financial statements. Prior to November 1, 1999, RSMC served as investment adviser to the Rodney Square Funds (See Note 5) under substantially similar terms.

   PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Money Market Portfolio, Rodney Square U.S. Government Portfolio, and Rodney Square Tax-Exempt Fund (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

    The accompanying notes are an integral part of the financial statements.
                                       10

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflects the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:

                                                                         NET UNREALIZED
                                                                          APPRECIATION
                                                         NET ASSETS      (DEPRECIATION)
                                                        --------------   --------------
           Rodney Square Money Market Portfolio         $1,771,567,668          $    --
           Rodney Square U.S. Government Portfolio         609,384,967               --
           Rodney Square Tax-Exempt Fund                   429,291,044               --

   The Rodney Square Funds' investment objectives, policies and restrictions were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

    The accompanying notes are an integral part of the financial statements.
                                       11

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of the shareholders of the Rodney Square Funds was held on October 22, 1999 to vote on the following proposal:

1. To approve an Agreement and Plan of Reorganization (the "Plan") for each Rodney Square Fund providing for the transfer of each Rodney Square Fund's assets to a newly-created Fund ("a Successor Fund") in exchange for shares of equal value of the Successor Fund.

                                              FOR           AGAINST    ABSTAINED
                                          -------------     -------    ---------
      Rodney Square Fund
           Money Market Portfolio         1,662,057,388          0         0
           U.S. Government Portfolio        622,060,515          0         0
      Rodney Square Tax-Exempt Fund         438,622,940     25,605         0

    The accompanying notes are an integral part of the financial statements.
                                       12

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    SEMI-ANNUAL REPORT / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

     (The following pages should be read in conjunction with the Portfolios'
                             Financial Statements.)

    The accompanying notes are an integral part of the financial statements.
                                       13

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                     MOODY'S/S&P     PRINCIPAL          VALUE
                                                                       RATING         AMOUNT           (NOTE 2)
                                                                     -----------    -----------     --------------
CERTIFICATES OF DEPOSIT -- 24.9%
   FOREIGN BANKS, FOREIGN CENTERS -- 1.5%
     Bayerische Hypotheken-Und Vereinsbank, 6.03%, 02/07/00 .......   P-1, A-1      $30,000,000     $   30,000,303
                                                                                                    --------------
   FOREIGN BANKS, U.S. BRANCHES -- 19.8%
     Bank of Montreal, 5.89%, 02/15/00 ............................   P-1, A-1+      50,000,000         50,000,000
     Bank of Nova Scotia, 6.04%, 01/14/00 .........................   P-1, A-1+      35,000,000         35,000,000
     Bank of Nova Scotia, 5.82%, 02/11/00 .........................   P-1, A-1+      25,000,000         25,000,276
     Bank of Nova Scotia, 6.00%, 03/01/00 .........................   P-1, A-1+      20,000,000         20,000,000
     Banque Nationale de Paris, 6.12%, 03/23/00 ...................   P-1, A-1       40,000,000         40,000,449
     Bayerische Landesbank Girozentrale, 5.82%, 08/03/00 ..........   P-1, A-1+      20,000,000         19,994,927
     Deutsche Bank, 5.80%, 03/30/00 ...............................   P-1, A-1+      50,000,000         50,000,000
     Deutsche Bank, 5.90%, 01/18/00 ...............................   P-1, A-1+      35,000,000         35,000,162
     Dresdner Bank, 5.90%, 01/18/00 ...............................   P-1, A-1+      25,000,000         25,000,174
     Royal Bank of Canada, 5.01%, 02/07/00 ........................   P-1, A-1+      20,000,000         19,982,985
     Royal Bank of Canada, 5.12%, 02/18/00 ........................   P-1, A-1+      15,000,000         14,999,430
     Toronto Dominion-New York, 5.06%, 02/10/00 ...................   P-1, A-1+      15,000,000         14,999,366
     UBS AG, 6.24%, 12/06/00 ......................................   P-1, A-1+      20,400,000         20,389,136
     Westdeutsche Landesbank, 6.01%, 06/06/00 .....................   P-1, A-1+      18,000,000         18,000,762
                                                                                                    --------------
                                                                                                       388,367,667
                                                                                                    --------------
   U.S. BANKS, U.S. BRANCHES -- 3.6%
     First Union, 5.82%, 01/28/00 .................................   P-1, A-1       20,000,000         19,989,963
     LaSalle National Bank, 5.62%, 02/01/00 .......................   P-1, A-1+      25,000,000         24,997,567
     Regions Bank, 5.87%, 01/12/00 ................................   P-1, A-1+      25,000,000         25,000,000
                                                                                                    --------------
                                                                                                        69,987,530
                                                                                                    --------------
         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $488,355,500) ...............................................................        488,355,500
                                                                                                    --------------
COMMERCIAL PAPER -- 50.3%
   AUTOMOBILES -- 4.1%
     BMW U.S. Capital Corp., 6.00%, 03/15/00 ......................   P-1, A-1       65,000,000         64,198,333
     Daimler-Chrysler North America, 5.90%, 02/22/00 ..............   P-1, A-1       16,000,000         15,863,644
                                                                                                    --------------
                                                                                                        80,061,977
                                                                                                    --------------
   BANKS -- 5.6%
     Abbey National North America, 5.82%, 02/25/00 ................   P-1, A-1+      60,000,000         59,466,500
     Fifth Third Bancorp, 5.96%, 01/27/00 .........................   P-1, A-1+      50,000,000         50,000,000
                                                                                                    --------------
                                                                                                       109,466,500
                                                                                                    --------------
   CHEMICALS -- 4.0%
     Akzo Nobel America, 6.00%, 01/26/00 ..........................   P-1, A-1       30,000,000         29,875,000
     Akzo Nobel America, 5.90%, 02/22/00 ..........................   P-1, A-1       34,000,000         33,710,244
     Akzo Nobel America, 5.85%, 02/25/00 ..........................   P-1, A-1       16,000,000         15,857,000
                                                                                                    --------------
                                                                                                        79,442,244
                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.
                                       14

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                     MOODY'S/S&P     PRINCIPAL          VALUE
                                                                       RATING         AMOUNT           (NOTE 2)
                                                                     -----------    -----------     --------------
   COMMUNICATION & BROADCASTING -- 0.5%
     E.W. Scripps Co., 5.90%, 03/07/00 ............................   P-1, A-1      $10,000,000     $    9,891,833
                                                                                                    --------------
   FINANCIAL SERVICES -- 19.9%
     Associates First Capital Corp., 5.90%, 03/06/00 ..............   P-1, A-1+      40,000,000         39,573,889
     General Electric Capital Corp., 5.92%, 01/25/00 ..............   P-1, A-1+      30,000,000         29,881,600
     General Electric Capital Corp., 5.96%, 02/23/00 ..............   P-1, A-1+      50,000,000         49,561,278
     Morgan Stanley Dean Witter Co., 5.96%, 01/24/00 ..............   P-1, A-1       43,000,000         42,836,266
     Morgan Stanley Dean Witter Co., 5.88%, 04/13/00 ..............   P-1, A-1       30,000,000         29,495,729
     National Rural Utilities Corp., 5.80%, 02/25/00 ..............   P-1, A-1+      55,000,000         54,512,639
     Transamerica Finance Corp., 5.90%, 02/18/00 ..................   P-1, A-1       47,000,000         46,630,267
     Transamerica Finance Corp., 5.83%, 02/22/00 ..................   P-1, A-1       28,000,000         27,764,209
     Ubs AG, 3.50%, 01/03/00 ......................................   P-1, A-1+      70,000,000         69,986,389
                                                                                                    --------------
                                                                                                       390,242,266
                                                                                                    --------------
   INSURANCE -- 3.8%
     Allianz of America Finance, 5.83%, 02/24/00 ..................   P-1, A-1+      25,200,000         24,979,626
     Allianz of America Finance, 5.93%, 03/10/00 ..................   P-1, A-1+      19,210,000         18,991,662
     Allianz of America Finance, 5.94%, 03/10/00 ..................   P-1, A-1+      30,000,000         29,658,450
                                                                                                    --------------
                                                                                                        73,629,738
                                                                                                    --------------
   LEASING -- 7.6%
     International Lease Finance Corp., 5.77%, 02/02/00 ...........   P-1, A-1+      40,000,000         39,794,844
     International Lease Finance Corp., 5.85%, 02/07/00 ...........   P-1, A-1+      30,000,000         29,819,625
     Vehicle Services Corporation of America, 6.06%, 02/10/00 .....   P-1, A-1+      80,000,000         79,461,333
                                                                                                    --------------
                                                                                                       149,075,802
                                                                                                    --------------
   MEDICAL SERVICES -- 1.3%
     Medical Building VII, 6.38%, 03/22/00 ........................      A-1          7,100,000          6,998,079
     Medical Building VIII, 6.55%, 01/26/00 .......................     A-1+         18,200,000         18,117,165
                                                                                                    --------------
                                                                                                        25,115,244
                                                                                                    --------------
   SECURITIES DEALERS -- 3.5%
     Merrill Lynch & Co., 5.90%, 02/29/00 .........................   P-1, A-1+      70,000,000         69,323,139
                                                                                                    --------------
         TOTAL COMMERCIAL PAPER
            (Cost $986,248,743) ...............................................................        986,248,743
                                                                                                    --------------
CORPORATE NOTES -- 5.6%
   BANKS -- 5.6%
     Abbey National Treasury Services, 5.26%, 03/01/00 ............    Aa2, AA       10,000,000          9,999,288
     First Union National Bank, 5.28%, 01/03/00* ..................    Aa3, A+       50,000,000         50,000,000
     Goldman Sachs Group LP, 6.51%, 12/22/00 ......................   P-1, A-1+      50,000,000         50,004,638
                                                                                                    --------------
                                                                                                       110,003,926
                                                                                                    --------------
         TOTAL CORPORATE NOTES
            (Cost $110,003,926) ...............................................................        110,003,926
                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.
                                       15

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                     MOODY'S/S&P     PRINCIPAL          VALUE
                                                                       RATING         AMOUNT           (NOTE 2)
                                                                     -----------    -----------     --------------
MUNICIPAL SECURITIES -- 3.7%
     Inland Empire Solid Waste Fin. Auth. Rev. Bonds
        (Landfill Imp. Ref. Proj.), LOC Bayerische Vereinsbank,
        Ser. 1999-A, 6.48%, 01/05/00* .............................  VMIG-1, A-1    $30,120,000     $   30,120,000
     Oakland-Alameda City Coliseum, 6.07%, 01/13/00 ............... VMIG-1, A-1+     20,400,000         20,400,000
     Washoe County Water Facilities Revenue Bond
        (Sierra Pacific Power Co. Project), LOC Union Bank of
        Switzerland, 5.40%, 12/01/20* .............................   P-1, A-1+      17,100,000         17,100,000
     Waukesha, Wisconsin Health Systems, 6.45%, 01/06/00* ......... VMIG-1, A-1+      4,300,000          4,300,000
                                                                                                    --------------
         TOTAL TAXABLE MUNICIPAL SECURITIES
            (Cost $71,920,000) ................................................................         71,920,000
                                                                                                    --------------
REPURCHASE AGREEMENTS -- 3.3%
     With First Boston, Inc.: at 3.35%, dated 12/31/99,
        to be repurchased at $65,477,074 on 01/03/00,
        collateralized by 68,082,722 of Federal National
        Mortgage Association Security with various
        coupons and maturities to 1/10/00
        (Cost $65,458,800) ........................................                  65,458,800         65,458,800
                                                                                                    --------------
TIME DEPOSITS -- 8.7%
     Chase Bank Grand Cayman Time Deposit, 5.50%, 01/03/00 ........                  80,000,000         80,000,000
     Rabobank Nederland Grand Cayman Time Deposit, 4.500%, 01/03/00                  90,000,000         90,000,000
                                                                                                    --------------
         TOTAL TIME DEPOSITS
            (Cost $170,000,000) ...............................................................        170,000,000
                                                                                                    --------------
TOTAL INVESTMENTS (Cost $1,891,986,969)(DAGGER)-- 96.5% .......................................      1,891,986,969
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES, NET -- 3.5% .....................................................         69,916,317
                                                                                                    --------------
NET ASSETS -- 100.0% ..........................................................................     $1,961,903,286
                                                                                                    ==============

      * Denotes a variable or floating rate. Variable or floating rate notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.
                                       16

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                                      PRINCIPAL          VALUE
                                                                                        AMOUNT         (NOTE 2)
                                                                                     -----------    ------------
U.S. AGENCY OBLIGATIONS -- 86.1%
  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 8.5%
     Federal Farm Credit Banks Discount Notes, 4.25%, 01/10/00 ....................  $25,000,000    $ 24,973,438
     Federal Farm Credit Banks Discount Notes, 5.16%, 01/21/00 ....................    7,000,000       6,979,933
     Federal Farm Credit Banks Discount Notes, 5.53%, 01/24/00 ....................    4,650,000       4,633,571
     Federal Farm Credit Banks Discount Notes, 5.52%, 01/25/00 ....................    7,750,000       7,721,480
     Federal Farm Credit Banks Discount Notes, 5.34%, 03/10/00 ....................    7,000,000       6,928,355
     Federal Farm Credit Banks Discount Notes, 5.58%, 04/05/00 ....................    5,000,000       4,926,375
                                                                                                    ------------
                                                                                                      56,163,152
                                                                                                    ------------
  FEDERAL FARM CREDIT BANKS NOTES -- 17.5%
     Federal Farm Credit Banks Notes, 5.20%, 01/14/00 .............................    5,600,000       5,600,610
     Federal Farm Credit Banks Notes, 6.28%, 01/18/00* ............................   40,000,000      39,987,486
     Federal Farm Credit Banks Notes, 6.31%, 01/26/00* ............................   50,000,000      49,992,104
     Federal Farm Credit Banks Notes, 5.60%, 03/01/00 .............................    5,000,000       4,995,609
     Federal Farm Credit Banks Notes, 5.73%, 06/01/00 .............................   10,000,000       9,992,955
     Federal Farm Credit Banks Notes, 5.85%, 12/01/00 .............................    5,000,000       4,989,062
                                                                                                    ------------
                                                                                                     115,557,826
                                                                                                    ------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 26.5%
     Federal Home Loan Banks Discount Notes, 1.35%, 01/03/00 ......................   50,000,000      49,996,250
     Federal Home Loan Banks Discount Notes, 5.14%, 01/12/00 ......................    5,000,000       4,992,147
     Federal Home Loan Banks Discount Notes, 5.17%, 01/12/00 ......................    5,000,000       4,992,101
     Federal Home Loan Banks Discount Notes, 5.55%, 01/14/00 ......................   20,000,000      19,959,917
     Federal Home Loan Banks Discount Notes, 5.49%, 02/04/00 ......................   10,000,000       9,948,150
     Federal Home Loan Banks Discount Notes, 5.72%, 02/04/00 ......................    7,500,000       7,459,483
     Federal Home Loan Banks Discount Notes, 5.54%, 02/11/00 ......................    6,227,000       6,187,711
     Federal Home Loan Banks Discount Notes, 5.75%, 02/16/00 ......................    6,000,000       5,955,917
     Federal Home Loan Banks Discount Notes, 5.50%, 02/25/00 ......................   10,000,000       9,915,942
     Federal Home Loan Banks Discount Notes, 5.73%, 03/01/00 ......................   15,000,000      14,856,750
     Federal Home Loan Banks Discount Notes, 5.53%, 03/15/00 ......................    7,000,000       6,920,429
     Federal Home Loan Banks Discount Notes, 5.83%, 03/22/00 ......................    5,000,000       4,934,412
     Federal Home Loan Banks Discount Notes, 5.59%, 04/07/00 ......................    5,000,000       4,924,690
     Federal Home Loan Banks Discount Notes, 5.57%, 04/26/00 ......................   10,000,000       9,820,683
     Federal Home Loan Banks Discount Notes, 5.57%, 04/28/00 ......................    5,000,000       4,908,714
     Federal Home Loan Banks Discount Notes, 5.58%, 04/28/00 ......................    5,000,000       4,908,550
     Federal Home Loan Banks Discount Notes, 5.63%, 05/31/00 ......................    5,000,000       4,881,926
                                                                                                    ------------
                                                                                                     175,563,772
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.
                                       17

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                                      PRINCIPAL        VALUE
                                                                                        AMOUNT        (NOTE 2)
                                                                                     -----------    ------------
  FEDERAL HOME LOAN BANK NOTES -- 21.6%
     Federal Home Loan Bank Notes, 4.93%, 01/19/00 ................................  $ 5,000,000    $  5,000,035
     Federal Home Loan Bank Notes, 4.85%, 01/27/00 ................................    6,000,000       5,999,931
     Federal Home Loan Bank Notes, 5.52%, 02/02/00 ................................    6,000,000       5,970,560
     Federal Home Loan Bank Notes, 5.47%, 02/07/00 ................................   10,000,000       9,943,781
     Federal Home Loan Bank Notes, 4.98%, 02/16/00 ................................    5,000,000       4,999,779
     Federal Home Loan Bank Notes, 4.95%, 02/17/00 ................................    2,500,000       2,496,099
     Federal Home Loan Bank Notes, 5.80%, 02/23/00 ................................   10,000,000       9,914,611
     Federal Home Loan Bank Notes, 5.84%, 02/23/00 ................................   10,000,000       9,914,022
     Federal Home Loan Bank Notes, 5.00%, 02/24/00 ................................    8,000,000       7,998,397
     Federal Home Loan Bank Notes, 5.04%, 02/25/00 ................................    5,000,000       4,999,815
     Federal Home Loan Bank Notes, 5.05%, 02/25/00 ................................    4,000,000       3,994,949
     Federal Home Loan Bank Notes, 5.13%, 03/08/00 ................................    4,000,000       3,996,723
     Federal Home Loan Bank Notes, 5.16%, 03/08/00 ................................    5,000,000       4,991,883
     Federal Home Loan Bank Notes, 5.52%, 03/10/00 ................................   10,000,000       9,894,296
     Federal Home Loan Bank Notes, 5.22%, 03/17/00 ................................    5,000,000       4,992,965
     Federal Home Loan Bank Notes, 5.08%, 04/28/00 ................................   10,000,000       9,986,979
     Federal Home Loan Bank Notes, 5.13%, 05/19/00 ................................    2,340,000       2,336,406
     Federal Home Loan Bank Notes, 5.26%, 05/26/00 ................................    8,100,000       8,081,397
     Federal Home Loan Bank Notes, 6.23%, 07/07/00 ................................    2,310,000       2,317,799
     Federal Home Loan Bank Notes, 5.91%, 08/23/00 ................................    5,000,000       4,994,373
     Federal Home Loan Bank Notes, 5.20%, 09/08/00 ................................    8,500,000       8,458,804
     Federal Home Loan Bank Notes, 5.27%, 09/15/00 ................................    5,400,000       5,379,117
     Federal Home Loan Bank Notes, 5.92%, 10/13/00 ................................    6,000,000       5,995,218
                                                                                                    ------------
                                                                                                     142,657,939
                                                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES -- 6.8%
     Federal Home Loan Mortgage Discount Notes, 5.60%, 01/13/00 ...................   45,000,000      44,916,000
                                                                                                    ------------
  STUDENT LOAN MARKETING ASSOCIATION NOTES -- 1.9%
     Student Loan Marketing Association Notes, 4.93%, 02/08/00 ....................    5,000,000       4,996,281
     Student Loan Marketing Association Notes, 7.50%, 03/08/00 ....................    3,000,000       3,009,308
     Student Loan Marketing Association Notes, 5.57%, 03/17/00 ....................    4,630,000       4,634,387
                                                                                                    ------------
                                                                                                      12,639,976
                                                                                                    ------------
  TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES -- 3.3%
     Tennessee Valley Authority Discount Notes, 5.52%, 02/17/00 ...................   12,000,000      11,913,520
     Tennessee Valley Authority Discount Notes, 5.53%, 02/24/00 ...................   10,000,000       9,917,125
                                                                                                    ------------
                                                                                                      21,830,645
                                                                                                    ------------
  TOTAL U.S. AGENCY OBLIGATIONS
   (Cost $569,329,310) ............................................................                  569,329,310
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.
                                       18

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---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                                      PRINCIPAL        VALUE
                                                                                        AMOUNT        (NOTE 2)
                                                                                     -----------    ------------
REPURCHASE AGREEMENTS -- 13.6%
     With First Boston, Inc.: at 3.35%, dated 12/31/99, to be
        repurchased at $89,932,399 on 01/03/00, collateralized
        by 93,974,076 of Government National Mortgage
        Association Securities with various coupons and
        maturities to 01/28/00
        (Cost $89,907,300) ........................................................  $89,907,300    $ 89,907,300
                                                                                                    ------------
TOTAL INVESTMENTS (Cost $659,236,610)(DAGGER)-- 99.7% ............................................   659,236,610
                                                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.3% ........................................................     2,284,786
                                                                                                    ------------
NET ASSETS -- 100.0% .............................................................................  $661,521,396
                                                                                                    ============

      * Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.
                                       19

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----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                             MOODY'S/S&P     PRINCIPAL          VALUE
                                                                               RATING         AMOUNT           (NOTE 2)
                                                                             -----------    -----------       ------------
MUNICIPAL BONDS -- 99.5%
   ALABAMA -- 0.9%
     Alabama Housing Fin. Auth. Multi Family Housing
        (Rime Village Hoover Proj.), FNMA Gtd.,
        Ser. 1996-A, 5.50%, 01/07/00* .....................................   N/R, A-1+     $ 4,200,000       $  4,200,000
                                                                                                              ------------
   ALASKA -- 1.6%
     Anchorage, AK Higher Educ. Rev. Bonds (Alaska Pacific Univ. Proj.),
        LOC Bank of America, Ser. 1997, 5.50%, 01/07/00* ..................   N/R, A-1+       7,600,000          7,600,000
                                                                                                              ------------
   COLORADO -- 0.3%
     Pitkin County, CO Ind. Dev. Rev. Bonds (Aspen Skiing Co. Proj.),
        LOC Bank One NA, 4.75%, 01/01/00 ..................................   N/R, A-1+       1,300,000          1,300,000
                                                                                                              ------------
   DISTRICT OF COLUMBIA -- 2.6%
     Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
        WestDeutsche Landesbank, Ser. 1985-A, 5.50%, 01/07/00* ............  VMIG-1, N/R     10,000,000         10,000,000
     Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
        WestDeutsche Landesbank, Ser. 1986-A, 5.50%, 01/07/00* ............  VMIG-1, N/R      2,440,000          2,440,000
                                                                                                              ------------
                                                                                                                12,440,000
                                                                                                              ------------
   FLORIDA -- 2.7%
     Jacksonville, FL Elec. Auth. Electric System TECP,
        Ser. A, 3.80%, 02/01/00 ...........................................   P-1, A-1+      11,200,000         11,200,000
     Orange County, FL Housing Fin. Auth. Rev. Bonds
        (Post Fountains at Lee Vista Proj.), FNMA Gtd.,
        5.50%, 01/07/00 ...................................................   N/R, A-1+       1,900,000          1,900,000
                                                                                                              ------------
                                                                                                                13,100,000
                                                                                                              ------------
   GEORGIA -- 10.0%
     Atlanta, GA Downtown Dev. Auth. Rev. Bonds (CARE Proj.),
        LOC SunTrust Bank, Ser. 1993, 5.55%, 01/07/00* ....................  VMIG-1, N/R      2,200,000          2,200,000
     Clayton County, GA Hosp. Auth. Rev. Bonds (Southern Regional
        Medical Center Proj.), LOC SunTrust Bank, Ser. 1995,
        5.55%, 01/07/00* ..................................................   Aa1, N/R        3,875,000          3,875,000
     Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
        Foundation Inc. Proj.), LOC SunTrust Bank, Ser. 1997,
        5.55%, 01/07/00* ..................................................   Aa3, N/R        1,300,000          1,300,000
     Columbus, GA Housing Auth. Rev. Bonds (St. Francis Hospital, Inc.
        Proj.), LOC SunTrust Bank, Ser. 1997, 5.55%, 01/07/00* ............   Aa3, N/R        1,700,000          1,700,000
     Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical
        Center Proj.), LOC SunTrust Bank, Ser. 1993-B,
        5.55%, 01/07/00* ..................................................  VMIG-1, N/R      3,400,000          3,400,000
     Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
        Kraft Co. Proj.), LOC Banque Nationale de Paris,
        4.85%, 01/01/00* ..................................................   P-1, N/R        4,775,000          4,775,000
     Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
        Power Co. Plant Hammond Proj.), Ser. 1996, 5.05%, 01/01/00* .......  VMIG-1, A-1        450,000            450,000
     Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.),
        LOC SunTrust Bank Ser. 1999, 5.55%, 01/07/00* .....................   Aa3, N/R        3,500,000          3,500,000

    The accompanying notes are an integral part of the financial statements.
                                       20

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----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                             MOODY'S/S&P     PRINCIPAL          VALUE
                                                                               RATING         AMOUNT           (NOTE 2)
                                                                             -----------    -----------       ------------
     Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation,
        Inc. Proj.), LOC SunTrust Bank, Ser. 1996, 5.55%, 01/07/00* .......   Aa3, N/R      $ 1,000,000       $  1,000,000
     Fulton County, GA Dev. Auth. Rev. Bonds (The Alfred and Adele
        Davis Academy Income Proj.), LOC SunTrust Bank,
        Ser. 1996, 5.55%, 01/07/00* .......................................   Aa3, N/R        2,000,000          2,000,000
     Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School,
        Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 5.55%, 01/07/00 ........   Aa3, N/R        5,000,000          5,000,000
     Gwinnett County, GA Housing Auth. Multi-family Housing
        (Post Corners Proj.), FNMA Gtd., Ser. 1996,
        5.50%, 01/07/00* ..................................................   N/R, A-1+       5,560,000          5,560,000
     Monroe County, GA Poll. Cntrl. Rev. Bonds
        (Georgia Power Co. Proj.), Ser. 1997, 5.05%, 01/01/00* ............  VMIG-1, A-1      2,700,000          2,700,000
     Rockdale County, GA Health Fac. Auth. Rev. Bonds
        (Georgia Hosp. Proj.), LOC SunTrust Bank,
        Ser. 1994, 5.55%, 01/07/00* .......................................  VMIG-1, N/R      5,765,000          5,765,000
     Smyrna, GA Housing Auth. Multi-Family Housing
        (F and M Villages Proj.), FNMA Gtd., Ser. 1997,
        5.50%, 01/07/00 ...................................................   N/R, A-1+       4,300,000          4,300,000
                                                                                                              ------------
                                                                                                                47,525,000
                                                                                                              ------------
   IDAHO -- 0.5%
     Idaho Health Facility Auth. Rev. Bonds (St. Luke's Regional
        Medical Center Proj.), Ser. 1995, 4.70%, 01/01/00* ................  VMIG-1, N/R      2,350,000          2,350,000
                                                                                                              ------------
   ILLINOIS -- 23.3%
     Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Illinois Power Co.
        Proj.), LOC Canadian Imperial Bank, 3.65%, 02/22/00 ...............  VMIG-1, A-1+    10,000,000         10,000,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Chicago Symphony Proj.),
        LOC Bank of America, Ser. 1996, 5.35%, 01/07/00* ..................  VMIG-1, A-1+     6,500,000          6,500,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Council For Jewish Elderly
        Proj.), LOC LaSalle, Ser. 1995, 5.50%, 01/07/00* ..................   N/R, A-1+       4,895,000          4,895,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
        Ser. 1999, 5.35%, 01/07/00* .......................................   N/R, A-1+      12,500,000         12,500,000
     Illinois Educ. Fac. Auth. Rev. Bonds (ACI Cultural Pooled
        Financing Proj.), LOC NBD Bank Corp., Ser. 1998,
        5.35%, 01/07/00* ..................................................   N/R, A-1+       8,200,000          8,200,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Cultural Pooled Fin. Proj.),
        LOC Bank One NA, Ser. 1985, 5.45%, 01/07/00* ......................  VMIG-1, N/R      8,955,000          8,955,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC
        Northern Trust Co., Ser. 1992, 5.35%, 01/07/00* ................... VMIG-1, A-1+     10,000,000         10,000,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern University
        Proj.), Ser. 1988, 5.40%, 01/07/00* ............................... VMIG-1, A-1+      1,800,000          1,800,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Pooled Financing Prog.)
        LOC Northern Trust TECP, 3.80%, 01/27/00 ..........................   N/R, A-1+       7,341,000          7,341,000
     Illinois Educational Facilities Authority (Field Museum of Natural
        History Proj.), LOC Northern Trust Co., 3.90%, 05/05/00 ...........  VMIG-1, N/R      5,000,000          5,000,000
     Illinois Health Fac. Auth. Rev. Bonds (Gottlieb Health
        Resources Inc. Proj.), LOC Harris Trust & Savings Bank,
        5.35%, 01/07/00* ..................................................  VMIG-1, N/R      8,700,000          8,700,000

    The accompanying notes are an integral part of the financial statements.
                                       21

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----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                             MOODY'S/S&P     PRINCIPAL          VALUE
                                                                               RATING         AMOUNT           (NOTE 2)
                                                                            ------------    -----------       ------------
     Illinois Health Fac. Auth. Rev. Bonds (Ingalls Memorial Hospital
        Proj.) LOC LaSalle National Bank, Series 1985C,
        5.50%, 01/07/00* ..................................................  VMIG-1, N/R    $   300,000       $    300,000
     Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial
        Hospital Proj.) Ser. 1995, 4.75%, 01/01/00* ....................... VMIG-1, A-1+      3,000,000          3,000,000
     Illinois Health Fac. Auth. Rev. Bonds TECP (The Univ. of
        Chicago Proj.), 3.75%, 03/30/00 ................................... VMIG-1, A-1+     12,000,000         12,000,000
     Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
        Mayors & Managers Assoc. Proj.), LOC Bank One NA,
        5.35%, 01/05/00* ..................................................  VMIG-1, N/R     11,900,000         11,900,000
                                                                                                              ------------
                                                                                                               111,091,000
                                                                                                              ------------
   INDIANA -- 7.1%
     Indiana Hosp. Equip. Fin. Auth. Rev. Bonds, MBIA Insured &
        SBPA NBD Bank, Ser. 1985-A, 5.50%, 01/07/00* ...................... VMIG-1, A-1+      8,950,000          8,950,000
     Indiana State Office Bldg. Commission Fac. Rev. Bonds (Miami
        Correctional Facility - Phase 1 Proj.), Ser. 1999A,
        4.50%, 07/01/00 ...................................................   Aa2, AA-        2,765,000          2,776,020
     Purdue University Trustees Student Fee Bonds, Ser. E,
        5.40%, 01/07/00* .................................................. VMIG-1, A-1+      1,800,000          1,800,000
     South Bend, IN Redev. Auth. Rev. Bonds (College Football Hall
        of Fame Proj.), LOC Landesbank Hessen-Thuringen
        Girozentrale, Ser. 1994, 5.35%, 01/07/00* ......................... VMIG-1, A-1+     10,000,000         10,000,000
     Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural
        Electric Co-Op Proj.), National Rural Utilities GFC GTD
         Ser. L-4, 3.85%, 02/11/00 ........................................   P-1, A-1+       6,295,000          6,295,000
     Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural
        Electric Co-Op Proj.), National Rural Utilities GFC GTD
        Ser. L-4, 3.90%, 02/15/00 .........................................   P-1, A-1+       1,000,000          1,000,000
     Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural
        Electric Co-Op Proj.), National Rural Utilities GFC GTD
        Ser. L-5, 3.85%, 02/14/00 .........................................   P-1, A-1+       3,045,000          3,045,000
                                                                                                              ------------
                                                                                                                33,866,020
                                                                                                              ------------
   LOUISIANA -- 4.1%
     Plaquemines Port, Harbor, and Terminal Dist. Marine Terminal Fac.
        Rev. Ref. Bonds (Electro Coal Transfer Proj.), Ser. 1985A,
        3.90%, 01/24/00 ...................................................   P-1, A-1+      16,700,000         16,700,000
     Plaquemines Port, Harbor, and Terminal Dist. Marine Terminal Fac.
        Rev. Ref. Bonds (Electro-Coal Transfer Proj.) Ser. 1985A,
        3.85%, 02/11/00 ...................................................   P-1, A-1+       3,000,000          3,000,000
                                                                                                              ------------
                                                                                                                19,700,000
                                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.
                                       22

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----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                             MOODY'S/S&P     PRINCIPAL          VALUE
                                                                               RATING         AMOUNT           (NOTE 2)
                                                                             -----------    -----------       ------------
   MARYLAND -- 5.6%
     Baltimore County, MD Metropolitan Dist. TECP, Ser. 1995,
        3.850%, 02/24/00 ..................................................   P-1, A-1+     $ 9,700,000       $  9,700,000
     Maryland Health & Higher Educ. Fac. Rev. Bonds Pooled Loan
        Program Ser. D, 5.35%, 01/07/00 ...................................   N/R, A-1+       4,215,000          4,215,000
     Montgomery County, MD TECP, Ser. 1995, 3.90%, 02/09/00 ...............   P-1, A-1+      13,000,000         13,000,000
                                                                                                              ------------
                                                                                                                26,915,000
                                                                                                              ------------
   MASSACHUSETTS -- 0.8%
     Commonwealth of Massachusetts Gen. Oblig., Ser. 1990A,
        7.25%, 03/01/00 ...................................................   AAA, AAA        3,700,000          3,791,552
                                                                                                              ------------
   MICHIGAN -- 1.4%
     Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (Detroit
        Edison Co. Proj.), LOC Barclay's Bank of New York,
        Ser. 1995-CC, 4.75%, 01/01/00* ....................................   P-1, A-1+       3,200,000          3,200,000
     Michigan Strategic Fund Rev. Bonds (Consumer Power Co. Proj.),
        AMBAC Insured, Ser. 1993-A, 4.75%, 01/01/00* ......................   N/R, A-1+       3,000,000          3,000,000
     Monroe County, Econ. Poll. Cntrl. Rev. Bonds (Detroit Edison Co.
        Proj.), LOC Barclay's Bank, Ser. 1992-CC, 4.75%, 01/01/00* ........    P-1, N/R         700,000            700,000
                                                                                                              ------------
                                                                                                                 6,900,000
                                                                                                              ------------
   MINNESOTA -- 4.1%
     Becker, MN Poll. Cntrl. Rev. Bonds TECP
        (Northern States Power Proj.) Ser. 1993B, 3.90%, 02/15/00 ......... VMIG-1, A-1+      5,000,000          5,000,000
     Rochester, Mn Health Care Fac. Rev. Bonds (Mayo Foundation/
        Mayo Medical Center Proj.), Ser. 1988E, 3.90%, 02/14/00 ...........   N/R, A-1+       4,410,000          4,410,000
     Rochester, MN Health Care Fac. Rev. Bonds (Mayo
        Foundation/Mayo Medical Center Proj.), Ser. 1992A,
        3.80%, 03/09/00 ...................................................   N/R, A-1+       1,500,000          1,500,000
     Rochester, MN Health Care Fac. Rev. Bonds (Mayo
        Foundation/Mayo Medical Center Proj.), Ser. 1992C,
        3.80%, 02/07/00 ...................................................   N/R, A-1+       2,600,000          2,600,000
     University of Minnesota Regents Rev. Bonds, Ser. 1999-A,
        5.500%, 01/07/00* ................................................. VMIG-1, A-1+      6,000,000          6,000,000
                                                                                                              ------------
                                                                                                                19,510,000
                                                                                                              ------------
   NEW YORK -- 4.1%
     Long Island, NY Power Authority Electrical System Subordinated
        Rev. Bonds, LOC ABN - AMRO Bank Morgan Guaranteed Trust,
        4.70%, 01/01/00* .................................................. VMIG-1, A-1+     19,300,000         19,300,000
                                                                                                              ------------
   NORTH CAROLINA -- 1.0%
     Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev.
        Bonds (Texas Gulf Proj.), LOC Banque Nationale de Paris,
        Ser. 1985, 5.13%, 01/07/00* .......................................   Aa3, N/R        5,000,000          5,000,000
                                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.
                                       23

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----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                             MOODY'S/S&P     PRINCIPAL          VALUE
                                                                               RATING         AMOUNT           (NOTE 2)
                                                                            ------------    -----------       ------------
   PENNSYLVANIA -- 4.1%
     Pennsylvania Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
        Pennsylvania Health Services Proj.), Ser. 1994-B,
        5.50%, 01/07/00* .................................................. VMIG-1, A-1+    $12,555,000       $ 12,555,000
     Pennsylvania Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
        Pennsylvania Health Services Proj.) Ser. 1998-B,
        5.50%, 01/07/00* .................................................. VMIG-1, A-1+      7,170,000          7,170,000
                                                                                                              ------------
                                                                                                                19,725,000
                                                                                                              ------------
   SOUTH CAROLINA -- 0.0%
     Piedmont Muni. Power Agency South Carolina Rev. Bonds,
        MBIA Insured/SBPA Credit Suisse First Boston,
        Ser. 1997-B, 5.65%, 01/05/00* ..................................... VMIG-1, A-1+        100,000            100,000
                                                                                                              ------------
   TENNESSEE -- 3.8%
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Pooled Financing
        Murfreesboro Proj.), 5.40%, 01/07/00* .............................  VMIG-1, N/R     10,400,000         10,400,000
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
        Municipal Bond Fund Proj.), LOC Bank of America,
        Ser. 1984, 5.40%, 01/07/00* .......................................   N/R, A-1+       3,890,000          3,890,000
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
        Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1995,
        5.40%, 01/07/00* ..................................................   N/R, A-1+       1,765,000          1,765,000
     Metropolitan Government Nashville and Davidson County Health
        and Educ. Fac. Board Rev. Bonds (Vanderbilt University Proj,)
        Ser. 1985-A, 3.10%, 01/15/00 ...................................... VMIG-1, A-1+      2,150,000          2,150,000
                                                                                                              ------------
                                                                                                                18,205,000
                                                                                                              ------------
   TEXAS -- 16.3%
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Wells Fargo
        Boston, Ser. 1984-B, 4.75%, 01/01/00* .............................   P-1, N/R        7,500,000          7,500,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Wells Fargo
        Boston, Ser. D, 4.75%, 01/01/00* ..................................   P-1, N/R        6,000,000          6,000,000
     City of Austin, TX (Travis and Williamson Counties) Combined
        Utility Sys. LOC Morgan Guaranteed Trust TECP,
        Ser. A, 3.85%, 02/18/00 ...........................................   P-1, A-1+      15,000,000         15,000,000
     Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air Force
        Village II Proj.), LOC Rabobank Nederland, Ser. 1985-B,
        5.00%, 01/07/00* ..................................................   N/R, A-1+       9,200,000          9,200,000
     Brazos River, TX Harbor Navigation Dist. Poll. Cntrl. Rev. Ref.
        Bonds (Dow Chemical Co. Proj.), Ser. 1987A, 3.90%, 02/23/00 .......    P-1, N/R       3,250,000          3,250,000
     Brazos River, TX Harbor Navigation Dist. Poll. Cntrl. Rev. Ref.
        Bonds (Dow Chemical Co. Proj.), Ser. 1987A, 3.90%, 02/23/00 .......    P-1, A-1       2,800,000          2,800,000
     Harris County, TX Gen. Oblig. TECP Notes, Ser. B,
        3.90%, 02/15/00 ...................................................   P-1, A-1+       1,205,000          1,205,000
     Harris County, TX Gen. Oblig. TECP Notes, Ser. D,
        3.90%, 02/11/00 ...................................................   P-1, A-1+       3,000,000          3,000,000

    The accompanying notes are an integral part of the financial statements.
                                       24

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----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                             MOODY'S/S&P     PRINCIPAL          VALUE
                                                                               RATING         AMOUNT           (NOTE 2)
                                                                            ------------    -----------       ------------
     Harris County, TX Health Fac. Dev. Corp. Hosp. Rev. Bond
        (Methodist Hosp. Proj.), Ser. 1994, 4.80%, 01/01/00* ..............  N/R, A-1+      $ 9,500,000       $  9,500,000
     State of Texas, Gen. Oblig. Tax Rev. Ant. Notes, Ser. A
        4.50%, 08/31/00 ................................................... MIG-1, SP-1+     20,000,000         20,102,659
                                                                                                              ------------
                                                                                                                77,557,659
                                                                                                              ------------
   VIRGINIA -- 0.6%
     City of Hampton, VA Ind. Dev. Auth. Hosp. Fac. Rev. Bonds
        (Sentara Health System Oblig. Group Proj.), Ser. 1997B,
        3.85%, 02/11/00 ................................................... VMIG-1, A-1+      2,900,000          2,900,000
                                                                                                              ------------
   WISCONSIN -- 1.0%
     Milwaukee Metropolitan Sewer Dist., WI Gen. Oblig. Rev. Bonds,
        Ser. A, 6.70%, 10/01/00 ...........................................   Aa1, N/R        2,000,000          2,035,487
     State of Wisconsin Gen. Oblig. TECP Notes, Ser. 1998,
        3.90%, 02/14/00 ...................................................   P-1, A-1+       2,689,000          2,689,000
                                                                                                              ------------
                                                                                                                 4,724,487
                                                                                                              ------------
   WYOMING -- 3.5%
     Lincoln County, WY Poll. Cntrl. Rev. Bonds (Exxon Proj.),
        Ser. 1985, 4.85%, 01/01/00* .......................................   P-1, A-1+       7,900,000          7,900,000
     Lincoln County, WY Poll. Cntrl. Rev. Ref. Bonds (Pacificorp Proj.),
        Ser. 1991, 3.90%, 01/19/00 ........................................   P-1, A-1+       6,650,000          6,650,000
     Sweetwater County, WY Poll. Cntrl. Rev. Bonds (Pacificorp Proj.),
        Ser. 1984, 4.75%, 01/01/00* .......................................   P-1, A-1+       1,900,000          1,900,000
                                                                                                              ------------
                                                                                                                16,450,000
                                                                                                              ------------
         TOTAL MUNICIPAL BONDS
            (Cost $474,250,718) .......................................................................        474,250,718
                                                                                                              ------------
TOTAL INVESTMENTS (Cost $474,250,718)(DAGGER) -- 99.5% ................................................        474,250,718
                                                                                                              ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5% .............................................................          2,183,936
                                                                                                              ------------
NET ASSETS -- 100.0% ..................................................................................       $476,434,654
                                                                                                              ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.
LOC -- Letter of Credit.
SBPA -- Stand-by  Bond  Purchase
Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.

    The accompanying notes are an integral part of the financial statements.
                                       25

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                                                PRIME           U.S.
                                                            MONEY MARKET     GOVERNMENT     TAX-EXEMPT
                                                               SERIES          SERIES         SERIES
                                                           --------------   ------------   ------------
ASSETS:
Investments in securities, at value* ...................   $1,891,986,969   $659,236,610   $474,250,718
Cash ...................................................           10,060              6         17,586
Interest receivable ....................................        9,647,389      2,567,182      2,348,878
Receivables for investment securities sold .............       61,033,156             --             --
                                                           --------------   ------------   ------------
Total assets . .........................................    1,962,677,574    661,803,798    476,617,182
                                                           --------------   ------------   ------------
LIABILITIES:
Accrued advisory fee ...................................          729,759        264,716        169,397
Other accrued expenses .................................           44,529         17,686         13,130
                                                           --------------   ------------   ------------
Total liabilities ......................................          774,288        282,402         182,528
                                                           --------------   ------------   ------------
NET ASSETS. ............................................   $1,961,903,286   $661,521,396   $476,434,654
                                                           ==============   ============   ============
*Investment at cost. ...................................   $1,891,986,969   $689,236,610   $474,250,718

    The accompanying notes are an integral part of the financial statements.
                                       26

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Period November 1, 1999 1 through December 31, 1999
(Unaudited)

                                                                PRIME          U.S.
                                                             MONEY MARKET   GOVERNMENT   TAX-EXEMPT
                                                               SERIES         SERIES       SERIES
                                                             ------------   ----------   ----------
INVESTMENT INCOME ..........................................  $18,576,611    $6,072,936  $2,662,606
                                                              -----------   ----------   ----------
EXPENSES:
   Advisory fees ...........................................    1,413,978      518,103      329,002
   Administration and accounting fees ......................       69,589       27,047       19,000
   Custodian fees ..........................................        1,186          996          663
   Trustees' fees ..........................................        6,667        2,292        1,604
   Other fees ..............................................          453          592        1,114
                                                              -----------   ----------   ----------
      Total expenses .......................................    1,491,873      549,030      351,383
                                                              -----------   ----------   ----------
   Net investment income ...................................   17,084,738    5,523,906    2,311,223
                                                              -----------   ----------   ----------
NET REALIZED GAIN ON INVESTMENTS ...........................        2,711           --           --
                                                              -----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......  $17,087,449   $5,523,906   $2,311,223
                                                              ===========   ==========   ==========

1  Commencement of Operations

    The accompanying notes are an integral part of the financial statements.
                                       27

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

For the Period November 1, 1999 1 through December 31, 1999
(Unaudited)

                                                                   PRIME            U.S.
                                                               MONEY MARKET      GOVERNMENT      TAX-EXEMPT
                                                                  SERIES           SERIES          SERIES
                                                              --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................  $   17,084,738    $  5,523,906    $  2,311,223
   Net realized gain on investments                                    2,711              --              --
                                                              --------------   -------------   -------------
   Net increase in net assets resulting
      from operations ......................................      17,087,449       5,523,906       2,311,223
                                                              --------------   -------------   -------------
Transactions in beneficial interest:
   Contributions ...........................................   2,457,652,524     971,681,197     640,027,389
   Withdrawals .............................................    (512,836,687)   (315,683,707)   (165,903,958)
                                                              --------------   -------------   -------------
Net increase in net assets from transactions
   in beneficial interest ..................................   1,944,815,837     655,997,490     474,123,431
                                                              --------------   -------------   -------------
Total increase in net assets ...............................   1,961,903,286     661,521,396     476,434,654

NET ASSETS:
   Beginning of period .....................................              --              --              --
                                                              --------------   -------------   -------------
   End of period ...........................................  $1,961,903,286   $ 661,521,396   $ 476,434,654
                                                              ==============   =============   =============

1  Commencement of Operations

    The accompanying notes are an integral part of the financial statements.
                                       28

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize the repurchase agreements, the market value which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series use the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   Approximately, 62.5% of the investments by the Tax-Exempt Series on December 31, 1999, were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, RSMC receives a fee of 0.47% of the Series' first $1 billion of average daily net assets; 0.43% of the Series' next $500 million of average daily net assets; 0.40% of the Series' next $500 million of average daily net assets; and 0.37% of the Series' average daily net assets in excess of $2 billion.

   PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

                 (This page has been intentionally left blank.)

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                                 Louis Klein Jr.
                              Nicholas A. Giordano
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                               -------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainor, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                           ---------------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              ---------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                             ----------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                           Four Falls Corporate Center
                           West Conshohocken,PA 19428
                          ----------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                            ------------------------

WMMP-Semi-12/99